8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of valuation of stock options granted
	2018	2017	2016

Risk-free interest rate	1.17%	0.62%	0.81%
Expected life of options	4 years	5 years	2 years
Annualized volatility	94.66%	99.97%	101.22%
Dividends	0.00%	0.00%	0.00%